Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
July 31, 2023
JSC-NPRT3-0923
1.804823.119
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.9%
JTOWER, Inc. (a)(b)	84,500	4,306,224
Entertainment - 2.9%
Capcom Co. Ltd.	187,400	8,430,464
Daiichikosho Co. Ltd.	301,800	6,087,338
		14,517,802
Interactive Media & Services - 1.3%
Kakaku.com, Inc.	428,200	6,389,967
TOTAL COMMUNICATION SERVICES		25,213,993
CONSUMER DISCRETIONARY - 15.6%
Automobile Components - 1.4%
DENSO Corp.	43,900	3,049,070
Shoei Co. Ltd.	215,300	3,907,529
		6,956,599
Automobiles - 3.0%
Isuzu Motors Ltd.	511,200	6,618,848
Suzuki Motor Corp.	209,900	8,405,443
		15,024,291
Broadline Retail - 1.4%
Pan Pacific International Holdings Ltd.	350,200	6,914,644
Distributors - 1.8%
Central Automotive Products Ltd.	355,300	8,928,391
Hotels, Restaurants & Leisure - 1.8%
Curves Holdings Co. Ltd.	427,700	2,417,115
Koshidaka Holdings Co. Ltd.	785,400	6,525,448
		8,942,563
Household Durables - 0.5%
Open House Group Co. Ltd.	65,200	2,476,651
Leisure Products - 1.7%
Bandai Namco Holdings, Inc.	203,300	4,592,881
Roland Corp.	136,500	3,885,882
		8,478,763
Specialty Retail - 4.0%
ABC-MART, Inc.	91,000	5,033,417
Fast Retailing Co. Ltd.	25,400	6,348,884
Fuji Corp.	663,800	8,151,398
		19,533,699
TOTAL CONSUMER DISCRETIONARY		77,255,601
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Asahi Group Holdings	217,700	8,561,709
Consumer Staples Distribution & Retail - 1.1%
Kobe Bussan Co. Ltd.	194,300	5,173,503
Food Products - 2.4%
Ajinomoto Co., Inc.	178,500	6,947,278
Kotobuki Spirits Co. Ltd.	66,500	5,053,000
		12,000,278
Personal Care Products - 1.3%
Shiseido Co. Ltd.	146,300	6,406,699
TOTAL CONSUMER STAPLES		32,142,189
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
INPEX Corp.	1,148,900	14,798,856
FINANCIALS - 9.0%
Banks - 2.9%
Bank of Kyoto Ltd.	131,100	7,723,257
Fukuoka Financial Group, Inc.	285,100	6,853,703
		14,576,960
Consumer Finance - 1.1%
Credit Saison Co. Ltd.	332,400	5,303,820
Financial Services - 0.7%
Zenkoku Hosho Co. Ltd.	91,800	3,219,275
Insurance - 4.3%
Lifenet Insurance Co. (a)	358,200	2,699,121
Sompo Holdings, Inc.	93,100	4,116,909
T&D Holdings, Inc.	580,600	9,431,460
Tokio Marine Holdings, Inc.	221,200	5,086,491
		21,333,981
TOTAL FINANCIALS		44,434,036
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.5%
Eiken Chemical Co. Ltd.	257,300	2,729,172
Health Care Providers & Services - 0.5%
As One Corp.	60,200	2,390,397
Pharmaceuticals - 0.8%
Eisai Co. Ltd.	63,200	3,987,511
TOTAL HEALTH CARE		9,107,080
INDUSTRIALS - 21.1%
Commercial Services & Supplies - 0.4%
Park24 Co. Ltd. (a)	168,500	2,218,399
Construction & Engineering - 0.8%
Raito Kogyo Co. Ltd.	271,000	3,922,180
Electrical Equipment - 1.9%
Fuji Electric Co. Ltd.	115,200	5,197,017
SWCC Showa Holdings Co. Ltd.	321,700	4,418,527
		9,615,544
Ground Transportation - 1.3%
Kyushu Railway Co.	285,200	6,248,680
Machinery - 3.5%
CKD Corp.	256,700	3,893,850
Minebea Mitsumi, Inc.	310,000	5,726,496
Misumi Group, Inc.	206,237	3,761,163
Nabtesco Corp.	192,300	4,068,625
		17,450,134
Marine Transportation - 1.1%
Nippon Concept Corp.	397,900	5,515,473
Professional Services - 6.2%
Funai Soken Holdings, Inc.	393,680	7,291,652
Open Up Group, Inc.	310,100	4,852,090
TechnoPro Holdings, Inc.	281,300	7,282,876
TKC Corp.	206,900	5,373,743
Visional, Inc. (a)	110,200	6,049,710
		30,850,071
Trading Companies & Distributors - 4.4%
Hanwa Co. Ltd.	158,450	5,407,337
Inaba Denki Sangyo Co. Ltd.	220,100	4,881,141
Itochu Corp.	125,700	5,080,484
Mitani Shoji Co. Ltd.	290,300	2,820,051
Senshu Electric Co. Ltd.	120,900	3,403,539
		21,592,552
Transportation Infrastructure - 1.5%
Kamigumi Co. Ltd.	314,700	7,295,404
TOTAL INDUSTRIALS		104,708,437
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment, Instruments & Components - 7.2%
Amano Corp.	379,300	8,606,336
Azbil Corp.	152,000	4,786,560
Dexerials Corp.	167,000	3,779,847
Ibiden Co. Ltd.	89,700	5,438,809
Kohoku Kogyo Co. Ltd. (b)	47,600	2,107,897
Maruwa Ceramic Co. Ltd.	36,200	6,002,587
Shibaura Electronics Co. Ltd.	94,300	4,745,988
		35,468,024
IT Services - 4.1%
Argo Graphics, Inc.	244,500	6,015,183
GMO Internet, Inc.	192,500	3,816,443
Net One Systems Co. Ltd.	217,000	4,760,531
NSD Co. Ltd.	303,900	5,944,918
		20,537,075
Semiconductors & Semiconductor Equipment - 4.7%
Renesas Electronics Corp. (a)	907,300	17,505,298
Sumco Corp.	403,457	5,870,425
		23,375,723
Software - 2.4%
Money Forward, Inc. (a)	272,100	11,749,273
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp.	79,800	4,625,949
TOTAL INFORMATION TECHNOLOGY		95,756,044
MATERIALS - 8.8%
Chemicals - 4.9%
C. Uyemura & Co. Ltd.	106,200	7,017,046
Fujimi, Inc.	186,600	4,518,589
NOF Corp.	117,500	5,063,737
Osaka Soda Co. Ltd.	80,400	3,266,524
Tokyo Ohka Kogyo Co. Ltd.	72,600	4,574,976
		24,440,872
Construction Materials - 0.8%
Maeda Kosen Co. Ltd.	190,000	4,193,582
Metals & Mining - 3.1%
Dowa Holdings Co. Ltd.	167,700	5,408,270
Yamato Kogyo Co. Ltd.	206,400	9,849,574
		15,257,844
TOTAL MATERIALS		43,892,298
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Invincible Investment Corp.	6,000	2,484,097
Real Estate Management & Development - 1.3%
Relo Group, Inc.	484,915	6,687,542
TOTAL REAL ESTATE		9,171,639
UTILITIES - 3.6%
Electric Utilities - 2.4%
Kansai Electric Power Co., Inc.	916,800	12,050,863
Gas Utilities - 1.2%
Nippon Gas Co. Ltd.	387,700	5,706,560
TOTAL UTILITIES		17,757,423
TOTAL COMMON STOCKS (Cost $383,030,456)		474,237,596

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	515,778	515,881
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	4,709,029	4,709,500
TOTAL MONEY MARKET FUNDS (Cost $5,225,381)		5,225,381

TOTAL INVESTMENT IN SECURITIES - 96.7% (Cost $388,255,837)	479,462,977
NET OTHER ASSETS (LIABILITIES) - 3.3%	16,387,735
NET ASSETS - 100.0%	495,850,712

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	14,224,205	44,627,773	58,336,097	207,948	-	-	515,881	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	2,325,000	131,260,965	128,876,465	125,087	-	-	4,709,500	0.0%
Total	16,549,205	175,888,738	187,212,562	333,035	-	-	5,225,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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